Income taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income taxes	Income taxes:
(a)Current tax expense:
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2021	2020
Current tax expense
Current period income tax	$63	$64
Withholding tax	21	66
Total current tax expense	$84	$130
Deferred tax expense
Origination and reversal of temporary differences	$(31,581)	$(24,578)
Adjustments for prior periods	(565)	743
Change in unrecognized deductible temporary differences	31,846	23,835
Total deferred tax expense	$(300)	$—

Total income tax expense (recovery) from continuing operations	$(216)	$130
27.     Income taxes (cont'd):
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2021	2020
Net loss before income taxes (from continuing operations)	$(114,613)	$(49,339)
Expected tax recovery at 27.00% (2020 – 27.00%)	$(30,945)	$(13,322)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	6,330	(3,001)
Expiry of losses and ITC	64	194
Investment tax credits earned	(3,677)	(3,182)
Foreign tax rate and tax rate differences	3,341	1,668
Change in unrecognized deductible temporary differences	24,651	17,707
Other	20	66
Income taxes (recovery) from continuing operations	$(216)	$130

(b)    Recognized deferred tax liabilities:
The components of the Corporation's deferred tax assets and liabilities as at December 31, 2021 are as follows:

	2021	2020
Deferred tax assets
Losses from operations carried forward	$665	$—
Research and development tax credits	32	—
	$697	$—
Deferred tax liabilities
Intangible assets	$(4,275)	—
Deferred tax liabilities	$(3,578)	$—

(c)    Unrecognized deferred tax asset:
At December 31, 2021, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2021	2020
Scientific research expenditures	$122,742	$110,548
Investments	9,357	—
Accrued warranty provision	—	1,619
Share issuance costs	33,100	19,765
Losses from operations carried forward	219,326	151,620
Investment tax credits	42,939	39,052
Property, plant and equipment and intangible assets	217,142	205,074
	$644,606	$527,678

Deferred tax assets have not been recognized in respect of these deductible temporary differences because it is not currently probable that future taxable profit will be available against which the Corporation can utilize the benefits.
27.     Income taxes (cont'd):
The Corporation has available to carry forward the following as at December 31:

	2021	2020
Canadian scientific research expenditures	$122,742	$110,548
Canadian losses from operations	131,514	66,306
Canadian investment tax credits	42,939	39,052
German losses from operations for corporate tax purposes	232	457
US federal losses from operations	50,103	47,872
Denmark losses from operations	35,996	33,441
Hong Kong losses from operations	50	36
UK losses from operations	2,659,000	—
UK research and development tax credits	129,000	—

The Canadian scientific research expenditures may be carried forward indefinitely. The Canadian losses from operations may be used to offset future Canadian taxable income and expire over the period from 2031 to 2041.
The German, Hong Kong, Denmark and UK losses from operations may be used to offset future taxable income in Germany, Hong Kong, Denmark and UK for corporate tax and trade tax purposes and may be carried forward indefinitely.
The US federal losses from operations incurred prior to January 1, 2018 may be used to offset future US taxable income and expire over the period from 2021 to 2037 and may be carried forward indefinitely for losses incurred after January 1, 2018.
The Canadian investment tax credits may be used to offset future Canadian income taxes otherwise payable and expire over the period from 2021 to 2041. The UK scientific research and development tax credits may be carried forward indefinitely.